Sharebased compensation	9 Months Ended
Sep. 30, 2024
Sharebased compensation
Share-based compensation

12. Share-based compensation

The Company has established a share option plan (the “Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option converts into one common share of the Company on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

[i] Share-based payment arrangements

During the nine months ended September 30, 2024, the Company granted a total of 54,308 (2023 – 38,277) share options, consisting of 12,308 granted to consultants of the Company exercisable at a price of $97.50 per unit and 42,000 granted to directors and certain consultants of the Company exercisable at prices ranging from $5.25 to $5.69 per unit.

During the nine months ended September 30, 2024, the Company cancelled an aggregate of 47,358 options, which were previously granted to board members, advisory board members, employees, advisors and consultants of the Company.

During the nine months ended September 30, 2024, 33,368 (2023 – 3,516) share options related to former officers and employees who are no longer with the Company expired. Individuals who are no longer with the Company have 30 days after their last day to exercise any vested share options. Vested options that remain unexercised after 30 days expired.

The changes in the number of share options outstanding during the nine months ended September 30, 2024, and 2023, were as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.59
Granted	54,308	26.24
Exercised	(1,446)	97.50
Cancelled	(47,358)	95.84
Expired	(904)	352.83
Outstanding as at September 30, 2024	42,456	6.97
Exercisable as at September 30, 2024	34,123	7.30

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	6,439	241.15
Granted	38,277	98.80
Forfeited	(1,900)	135.85
Exercised	(323)	84.50
Expired	(3,516)	303.55
Outstanding as at September 30, 2023	38,977	102.70
Exercisable as at September 30, 2023	37,546	100.10

Measurement of fair values

The fair value of share options granted during the nine months ended September 30, 2024, and 2023, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2024	2023
Grant date share price	C$2.84 - C$72.15	C$83.20 - $C161.20
Exercise price	C$5.25 - C$97.50	C$84.50 - $C159.25
Expected dividend yield	—	—
Risk free interest rate	2.91% - 4.20%	2.88% - 3.99%
Expected life	2.00 years	2.91 – 5.00 years
Expected volatility	66% - 103%	95% - 110%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company’s share options outstanding as at September 30, 2024:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	1.41	154.39	228
156.55	228	1.48	156.55	228
5.60	12,500	1.93	5.60	4,167
5.25	29,500	1.99	5.25	29,500
6.97	42,456	1.97	7.30	34,123

[ii] Performance Share Units (“PSUs”) and Restrictive Share Units (“RSUs”)

In May 2022, the Company established a performance share unit plan (“PSU Plan”) and a restrictive unit plan (“RSU Plan”), for directors, offers, employees and consultants of the Company. The Company’s Board determines the eligibility of individuals to participate in the PSU Plan and RSU Plan to align their interests with those of the Company’s shareholders.

No amounts are paid or payable by the individual on receipt of the PSUs and RSUs. Each PSU and RSU converts into one common share of the Company at $nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of common shares reserved for issuance may not exceed 10% of the aggregate number of common shares that are outstanding unless the Board has increased such limit by a Board resolution.

PSUs

There were no PSUs issued during the nine months ended September 30, 2024. As at September 30, 2024, there were no PSUs outstanding (December 31, 2023 – Nil).

During the nine months ended September 30, 2023, the Company converted 41,848 PSUs to Class B Subordinate Voting Shares. The PSUs were fully vested as of January 6, 2023, upon the filing of the MS Phase 1 IND. During the nine months ended September 30, 2023, 1,538 PSUs related to a former independent director who are no longer with the Company was forfeited.

RSUs

On February 23, 2024, the Company granted 846 RSUs pursuant to the shares for debt transaction (Note 11). The RSUs vested immediately upon grant and 846 Class B Subordinate Voting Shares were issued with a total fair value of $49,665, which was determined based on the share price of the Company on the date of the grant.

On August 23, 2024, the Company granted an aggregate of 32,690 RSUs at a price of $4.21 per unit for a total value of $137,625 based on the share price at the date of issuance. Each RSU granted vests the earlier of: (i) one year; and (ii) the successful implementation of the MS MAD study conducted by Ingenu of Australia, subject to acceleration in the event of a takeover bid or change of control. During the nine months ended September 30, 2024, the Company recognized $2,868 as share-based compensation expense and contributed surplus.

On September 6, 2024, the Company granted 7,500 RSUs at a price of $4.13 per unit for a total value of $31,009 based on the share price at the date of issuance, which was recognized as share-based compensation expense.  The RSUs vested immediately upon issuance and 7,500 Class B Subordinate Voting Shares were issued for the same value.

The change in the number of RSUs during the nine months ended September 30, 2024, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	41,036
Converted to common shares	(8,346)
Outstanding as at September 30, 2024	32,690

The Company recognized share-based compensation as follows for the three and nine months ended September 30, 2024, and 2023:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Share options	31,547	5,797	200,814	1,925,492
RSUs	33,877	—	33,877	—
PSUs	—	—	—	458,253
Shares for services	—	16,000	—	16,000
Warrants for services	—	98,063	—	1,330,043
Other (i)	—	6,303	—	6,303
	65,424	126,163	234,691	3,736,091

i)	Share-based compensation related to share options and restricted share units issued by Celly and convertible into common shares of Celly.